ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies1 [Abstract]
Reporting entity
Reporting entity
The DRDGOLD Group is primarily involved in the retreatment of surface gold. The consolidated financial statements comprise DRDGOLD Limited (“DRDGOLD” or the “Company”) and its subsidiaries who are all wholly owned subsidiaries and solely operate in South Africa (collectively the “Group” and individually “Group Companies”). The Company is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the Company is Constantia Office Park, Cnr 14th Avenue and Hendrik Potgieter Road, Cycad House, Building 17, Ground Floor, Weltevreden Park, 1709.
DRDGOLD is 50.1% held by Sibanye Gold Proprietary Limited, which in turn is a wholly owned subsidiary of Sibanye-Stillwater Limited (“Sibanye-Stillwater”)

Basis of accounting
Basis of accounting
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS Accounting Standards”) and its interpretations issued by the International Accounting Standards Board (“IASB”), SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council (“FRSC”) as well as the requirements of the Companies Act of South Africa. The consolidated financial statements were approved by the board of directors of the Company (“Board”) for issuance on October 30, 2024.
The directors believe that the Group has adequate resources to continue as a going concern for the foreseeable future. The consolidated financial statements have been prepared on a going concern basis.
Functional and presentation currency
Functional and presentation currency
The functional and presentation currency of DRDGOLD and its subsidiaries is South African Rand (“Rand”). The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates during the year are set out in the table below:

Basis of measurement	Basis of measurement The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.
Basis of consolidation
Basis of consolidation
Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
Loss of control
When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.
Transactions eliminated on consolidation
Intra-group balances, transactions and any unrealised gains and losses or income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Use of accounting assumptions, estimates and judgements	USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income and expenses.
Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.
Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 9 PROPERTY, PLANT AND EQUIPMENT
NOTE 11 PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 18 INCOME TAX
NOTE 24 PAYMENTS MADE UNDER PROTEST
NOTE 25 OTHER INVESTMENTS
Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 24 PAYMENTS MADE UNDER PROTEST
NOTE 25 OTHER INVESTMENTS
NOTE 26 CONTINGENCIES

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral resources and mineral reserves estimates
The Group is required to determine and report mineral resources and mineral reserves in accordance with the South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (“SAMREC Code”) 2016 edition. In order to calculate mineral resources and mineral reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral resources and mineral reserves requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral resources and mineral reserves change from period to period and because additional geological data is generated during the course of operations, estimates of mineral resources and mineral reserves may change from period to period. Mineral resources and mineral reserves estimates prepared by management are reviewed by independent mineral resources and mineral reserves experts.
Changes in reported mineral resources and mineral reserves may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;
•decommissioning, site restoration and environmental provisions may change where changes in estimated mineral resources and mineral reserves affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.

Depreciation
The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral resources and mineral reserves. These factors could include:
•changes in mineral resources and mineral reserves;
•the grade of mineral resources and mineral reserves may vary from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites including planned extraction efficiencies; and
•changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
ACCOUNTING JUDGEMENTS
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract must also be enforceable. To assess whether a contract conveys the right to control the use of an identified asset, requires judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•the contract involves the use of an identified asset;
•the Group has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and
•the Group has the right to direct the use of the asset.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relevant stand-alone prices. However, for the lease of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.
Some property leases contain options to renew under the contract. Judgement is applied in whether the renewable option periods must be included in the lease term i.e. it is reasonably certain that the option to renew will be exercised. In applying judgement, the Group also considers whether the lease term is commensurate with estimated future mine plan requirements and environmental rehabilitation obligations associated with the property post reclamation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental rehabilitation costs are determined with the assistance of an independent expert and are based on the Group’s environmental management plans which are developed in accordance with regulatory requirements as well as the life-of-mine plan (as discussed in note 9 to the consolidated financial statements) which influences the estimated timing of the rehabilitation cash outflows and the planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average discount rate ranging between 10.1% and 10.6% (2023: between 10.8% and 11.1%), average inflation rate of 5.6% (2023: 5.7%) and the discount periods as per the expected life-of-mine were used in the calculation of the estimated net present value of the rehabilitation liability.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated by applying a forecast weighted average tax rate that is based on a prescribed formula. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change materially over time. These assumptions and estimates include expected future profitability and timing of the reversal of the temporary differences. Due to the forecast weighted average tax rate being based on a prescribed formula that increases the effective tax rate with an increase in forecast future profitability, and vice versa, the tax rate can vary significantly year on year and can move contrary to current period financial performance.
A 100 basis points increase in the effective tax rate will result in an increase in the net deferred tax liability at 30 June 2024 of approximately R35.8 million (2023: R22.8 million; 2022: R18.7 million).
The assessment of the probability that future taxable profits will be available against which the tax losses and unredeemed capital expenditure can be utilised requires the use of assumptions and estimates and are inherently uncertain and could change materially over time.
Capital expenditure is assessed by the South African Revenue Service (“SARS”) when it is redeemed against taxable mining income rather than when it is incurred. A different interpretation by SARS regarding the deductibility of these capital allowances may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.

ACCOUNTING POLICIES
Income tax expense comprises current and deferred tax. Each company is taxed as a separate entity and tax is not set-off between the companies.

Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment on tax payable or receivable in respect of the previous year. Amounts are recognised in profit or loss except to the extent that it relates to items recognised directly in equity or other comprehensive income. The current tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred tax
Deferred tax is recognised in respect of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax is not recognised on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit.
Deferred tax assets relating to unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates, including the Group’s life-of-mine plan (as discussed in note 9 to the consolidated financial statements) that is applied to calculate the expected future profitability.

SIGNIFICANT ACCOUNTING JUDGEMENTS
Payments made under protest
The determination of whether the payments made under protest give rise to an asset or a contingent asset or neither, required the use of significant judgement. The definition of an asset in the conceptual framework was applied as well as the considerations in the outcome of the IFRS Interpretations Committee (“IFRIC”) agenda decision – Deposits relating to taxes other than income tax (IAS 37 Provisions, Contingent Liabilities and Contingent Assets) (“IFRIC Agenda Decision”) published in January 2019. The IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances surrounding the payments made under protest in applying the definition of an asset and the IFRIC Agenda Decision management considered the following:
•payments were made under protest and without prejudice or admission of liability. Such payments were not made as a settlement of debt or recognition of expenditure;
•the Group therefore retains a right to recover the payments from the City of Ekurhuleni Metropolitan Municipality (“Municipality”) if the Group is successful in the Main Application (as defined below);
•if the Group is not successful in the Main Application, the payments will be used to settle the resultant liability to the Municipality; and
•these two possible outcomes (i.e. success in the Main Application or not) therefore, will lead to economic benefits to the Group.
Therefore, the right to recover the payments made under protest is not a contingent asset because it meets the definition and recognition criteria of an asset.
No specific guidance exists in developing an accounting policy for such asset. Therefore, management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of these financial statements and information that can be relied upon.
Contingent liabilities
The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the payments made under protest is determined using assumptions about the future that are inherently uncertain and can change materially over time and includes the discount rate and discount period.
These assumptions about the future include estimating the timing of concluding on the Main Application, i.e. the discount period, the ultimate settlement terms, the discount rate applied and the assessment of recoverability.
ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on the Rand Refinery board. Therefore, judgement had to be applied to ascertain whether significant influence exists, and if the investment should be accounted for as an associate under IAS 28 Investments in Associates and Joint Ventures. The director representation is not considered significant influence, as it does not constitute meaningful representation. It represents 11.11% of the entire board and is proportional to the 11% shareholding that the Group has.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimises the use of unobservable inputs. Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.
SIGNIFICANT ACCOUNTING JUDGEMENTS
The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

New standards, amendments to standards and interpretations

New standards, amendments to standards and interpretations effective for the year ended 30 June 2024
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:

Definition of Accounting Estimate (Amendments to IAS 8) (Effective 1 July 2023)
The amendments introduce a new definition for accounting estimates: clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.

The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The amendment did not have a significant impact on the Group.

Deferred Tax related to Assets and Liabilities Arising from a single transaction – Amendments to IAS 12 Income Taxes (Effective 1 July 2023)
IAS 12 Income taxes clarifies how companies should account for deferred tax on certain transactions – e.g. leases and decommissioning provisions. The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.
The Group has determined the impact of adopting the standard on 1 July 2023 as follows:
Decommissioning provision
•A detailed assessment was performed by the Group to which resulted in an immaterial increase in the gross deferred tax assets and liabilities for the Group. Deferred tax was recognised on the decommissioning asset and liability which was previously not recognised under the initial recognition exemption. As the amendment did not result in a material impact, no adjustment was recognised in retained earnings and reserves as at 1 July 2023 and no restatements were made.
Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective 1 July 2023)
The Board has recently issued amendments to IAS 1 Presentation of Financial Statements and an update to IFRS Practice Statement 2 Making Materiality Judgements to help companies provide useful accounting policy disclosures.

The key amendments to IAS 1 include:
•requiring companies to disclose their material accounting policies rather than their significant accounting policies;
•clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
•clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.

The amendments are applied prospectively. The amendment did not have a material impact on the Group's disclosures.

New standards, amendments to standards and interpretations not yet effective
At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

Classification of liabilities as current or non-current (Amendments to IAS 1 Presentation of Financial Statements) (Effective 1 July 2024)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:
Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB has removed the requirement for a right to be unconditional and instead, now requires that a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company classifies a liability as non-current if it has a right to defer settlement for at least twelve months after the reporting period. The IASB has now clarified that a right to defer exists only if the company complies with conditions specified in the loan agreement at the end of the reporting period, even if the lender does not test compliance until a later date.
The amendment is not expected to have a significant impact on the Group.

3    NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective continued
Amendment – Non-current Liabilities with Covenants (Amendment to IAS 1) (Effective 1 July 2024)
Subsequent to the release of amendments to IAS 1 Classification of Liabilities as Current or Non-Current, the IASB amended IAS 1 further in October 2022.

If an entity’s right to defer is subject to the entity complying with specified conditions, such conditions affect whether that right exists at the end of the reporting period, if the entity is required to comply with the condition on or before the end of the reporting period and not if the entity is required to comply with the conditions after the reporting period.

The amendments also provide clarification on the meaning of ‘settlement’ for the purpose of classifying a liability as current or non-current.

The amendment is not expected to have a significant impact on the Group.

IFRS 18 Presentation and Disclosure in Financial Statements (Effective 1 July 2027)
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements. IFRS 18, which was published by the IASB on 9 April 2024, sets out significant new requirements for how financial statements are presented with particular focus on:
•The statement of profit or loss, including requirements for mandatory sub-totals to be presented.
•Aggregation and disaggregation of information, including the introduction of overall principles for how information should be aggregated and disaggregated in financial statements.
•Disclosures related to management-defined performance measures ("MPMs"), which are measures of financial performance based on a total or sub-total required by IFRS with adjustments made (e.g. ‘adjusted profit or loss’). Entities will be required to disclose MPMs in the financial statements with disclosures, including reconciliations of MPMs to the nearest total or sub-total calculated in accordance with IFRS.

The impact on the financial statements is still being assessed.

Revenue
ACCOUNTING POLICIES

Revenue comprises the sale of gold bullion and silver bullion (produced as a by-product).

Up to April 11, 2022 revenue is measured based on the consideration specified in a contract with the customer, which is based on the London Bullion Market fixing price on the date when the Group transfers control over the goods to the customer. The Group recognises revenue at a point in time when Rand Refinery Proprietary Limited (“Rand Refinery”), acting as an agent for the sale of all gold produced by the Group, delivers the Gold to the buyer and the sales price is fixed, as evidenced by the certificate of sale. It is at this point that the revenue can be measured reliably and the recovery of the consideration is probable. Rand Refinery is contractually obliged to make payment to the Group within two business days after the sale of the gold and silver and therefore no significant financing component exists.

Subsequent to April 11, 2022 revenue is measured based on the consideration specified in a contract with the customer, being South African bullion banks. The consideration is based on the gold price derived on the gold market on the day a contract is entered into with the bulion bank. The Group recognises revenue at a point in time when the Group transfers the gold bullion and silver bullion to the bullion bank and the sale price is fixed, as evidenced by deal confirmations.
It is at this point that the customer obtains control of the gold bullion and silver bullion, which is the settlement date specified in the contract. On the settlement date the revenue can be measured reliably and the recovery of the consideration is probable. The customer is contractually obliged to make payment to the Group on the same day that the Group settles the contract and therefore no significant financing component exists.

Other income
ACCOUNTING POLICIES
Other income is recognised where it is probable that the economic benefits associated with a transaction will flow to the Group and it can be reliably measured.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include COVID-19 and other insurance payouts, gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss.

Finance income and expense
ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in investment in Guardrisk, growth in the reimbursive right for environmental rehabilitation guarantees, dividends received, the unwinding of the payments made under protest and foreign exchange gains.
ACCOUNTING POLICY
Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities, the discount recognised on payments made under protest and foreign exchange losses.

Property, plant and equipment
ACCOUNTING POLICIES
Recognition and measurement
Property, plant and equipment comprise mine plant facilities and equipment, mine property and development (including mineral rights) and exploration assets. These assets (excluding exploration assets) are initially measured at cost, whereafter they are measured at cost less accumulated depreciation and accumulated impairment losses. Exploration assets are initially measured at cost, whereafter they are measured at cost less accumulated impairment losses.
Cost includes expenditure that is directly attributable to the acquisition or construction of the asset, borrowing costs capitalised, as well as the costs of dismantling and removing an asset and restoring the site on which it is located. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Exploration and evaluation costs are capitalised as exploration assets on a project-by-project basis, pending determination of the technical feasibility and commercial viability of the project.
Exploration assets consists of costs of acquiring rights, activities associated with converting a mineral resource to a mineral reserve - the process thereof includes drilling, sampling and other processes necessary to evaluate the technical feasibility and commercial viability of a mineral resource to prove whether a mineral reserve exists. Exploration assets also include geological, geochemical and geophysical studies associated with prospective projects and tangible assets which comprise property, plant and equipment used for exploratory activities. Costs are capitalised to the extent that they are a directly attributable exploration expenditure and classified as a separate class of assets on a project by project basis. Once a mineral reserve is determined or the project ready for development, the asset attributable to the mineral reserve or project is assessed for impairment and then reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use. Exploration and evaluation expenses prior to acquiring rights to explore is recognised in profit or loss.
Depreciation
Depreciation of mine plant facilities and equipment, as well as mining property and development (including mineral rights) are calculated using the units of production method which is based on the life-of-mine of each site. The life-of-mine is primarily based on proved and probable mineral reserves. It reflects the estimated quantities of economically recoverable gold that can be recovered from reclamation sites based on the estimated gold price. Changes in the life-of-mine will impact depreciation on a prospective basis. The life-of-mine is prepared using a methodology that takes account of current information to assess the economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.
The depreciation method, estimated useful lives and residual values are reassessed annually and adjusted if appropriate. The current estimated useful lives are based on the life-of-mine of each site, currently between one year (2023: one year; 2022: two years) and 18 years (2023: 19 years; 2022: 19 years) for mining assets of Ergo Mining Proprietary Limited (“Ergo”) and between one year (2023: two years; 2022: two years) and 17 years (2023: 18 years; 2022: 20 years) for FWGR mining assets.
Impairment
The carrying amounts of property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (“CGUs”). The key assets of a surface retreatment operation which constitutes a CGU are a reclamation site, a metallurgical plant and a tailings storage facility. These key assets operate interdependently to produce gold. The Ergo and FWGR operations each have separately managed and monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs. The Ergo solar power plant with integrated BESS which is currently under construction has been evaluated to form part of the Ergo CGU as there is currently no active market for its cash flows which can be generated independently.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognised in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.
Right of use assets and leases
ACCOUNTING POLICIES
Right of use assets
The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.
The right of use asset is subsequently depreciated using the straightline method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The right of use asset carrying value is allocated to the CGU it belongs to and the CGU is reviewed at each reporting date to determine whether there is any indication of impairment. The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
Lease liability
The lease liability is initially measured at the present value of the outstanding lease payments at commencement date over the lease term, discounted using the interest rate implicit in the lease or if that rate is undeterminable, the Group’s incremental borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying asset including optional periods when the Group is reasonably certain to exercise an option to extend a lease.
Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain to exercise.
The lease liability is measured using the effective interest rate method. The Group re-measures the lease liability when the lease contract is modified and this does not give rise to modification accounting, when the lease term has been changed or when the lease payments have changed as a result of a change in an index or rate or a change in the assessment of a purchase option. Upon remeasurement, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.
Right of use assets are presented in “property, plant and equipment” and lease liabilities are separately disclosed in the statement of financial position.
Short term leases and leases of low value assets
The Group has elected not to recognise right of use assets and lease liabilities for short-term leases of machinery and equipment that have a lease term of 12 months or less and leases of low value assets which include IT equipment, security equipment and administration equipment.

Provision for environmental rehabilitation
ACCOUNTING POLICIES
The net present value of the estimated rehabilitation cost as at reporting date is provided for in full. These estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.
Annual changes in the provision consist of financing expenses relating to the change in the present value of the provision and inflationary increases in the provision, as well as changes in estimates.
The present value of dismantling and removing the asset created (decommissioning liabilities) are capitalised to PPE against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, an impairment test is performed in accordance with the accounting policy dealing with impairments of property, plant and equipment. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.
The present value of environmental rehabilitation costs relating to the production of inventories and sites without related assets (restoration liabilities) as well as changes therein are expensed as incurred and presented as operating costs. Cash costs incurred to rehabilitate these disturbances are presented as operating activities in the statement of cash flows. The cost of ongoing rehabilitation is recognised in profit or loss as incurred.

Investments of rehabilitation obligation funds
ACCOUNTING POLICIES
Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk Cell Captive, held within Guardrisk Insurance Company Limited (“GICL”) or “Guardrisk” are non-derivative financial assets categorised as financial assets measured at fair value through profit and loss as the funds are invested by Guardrisk in liquid money market funds. These assets are initially measured at fair value and subsequent changes in fair value are recognised in profit or loss as they arise and included in finance income. The investments in GICL are for the sole use of environmental financial guarantees, Directors’ and Officers’ insurance and other insurance requirements.

The investment in the Guardrisk Cell Captive are for the sole use as determined in the insurance policies and are therefore included in non-current assets.

Cash and cash equivalents
ACCOUNTING POLICIES
Cash and cash equivalents are short-term, highly liquid investments that are readily convertible to cash without significant risk of changes in value and comprise cash on hand, demand deposits, and highly liquid investments which are readily convertible to known amounts of cash.
Cash and cash equivalents are non-derivative financial assets categorised as financial assets measured at amortised cost. Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.

Trade and other receivables
ACCOUNTING POLICIES
Recognition and measurement
Trade and other receivables, excluding Value Added Tax ("VAT")and prepayments, are non-derivative financial assets categorised as financial assets at amortised cost.
These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method less any expected credit losses using the Group’s business model for managing its financial assets.
The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset or liability.
Impairment
The Group recognises loss allowances for trade and other receivables at an amount equal to expected credit losses (“ECLs”). The Group uses the simplified ECL approach. When determining whether the credit risk of a financial asset has increased since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on informed credit assessments and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
ECLs are a probability weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). The Group assesses whether the financial asset is credit impaired at each reporting date. A financial asset is credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, including but not limited to financial difficulty or default of payment. The Group will write off a financial asset when there is no reasonable expectation of recovering it after considering whether all means to recovery the asset have been exhausted, or the counterparty has been liquidated and the Group has assessed that no recovery is possible.
Any impairment losses are recognised in the statement of profit or loss.
Trade receivables relate to gold sold to the bullion banks. Settlement is usually received on the gold sold date. Prior to April 11, 2022, trade receivables related to gold sold on the bullion market by Rand Refinery in its capacity as an agent for the Group. Settlement was usually received 2 working days from gold sold date.

Trade and other payables
ACCOUNTING POLICIES
Trade and other payables, excluding Value Added Tax, payroll accruals, accrued leave pay and provision for performance-based incentives, are non-derivative financial liabilities categorised as financial liabilities measured at amortised cost.
These liabilities are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method. The Group derecognises a financial liability when its contractual rights are discharged or cancelled or expire.
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Inventories
ACCOUNTING POLICIES
Gold in process is stated at the lower of cost and net realisable value. Costs are assigned to gold in process on a weighted average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and processing as they are reliably measurable at that point. Gold Bullion is stated at the lower of cost and net realisable value. Selling and general administration costs are excluded from inventory valuation.
Consumable stores are stated at cost less allowances for obsolescence. Cost of consumable stores and stockpile material is based on the weighted average cost principle and includes expenditure incurred in acquiring inventories and bringing them to their existing location and condition.
Net realisable value is the estimated selling price in the ordinary course of business, less the estimated cost of completion and selling expenses.

Income tax
ACCOUNTING POLICIES
Income tax expense comprises current and deferred tax. Each company is taxed as a separate entity and tax is not set-off between the companies.

Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment on tax payable or receivable in respect of the previous year. Amounts are recognised in profit or loss except to the extent that it relates to items recognised directly in equity or other comprehensive income. The current tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred tax
Deferred tax is recognised in respect of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax is not recognised on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit.
Deferred tax assets relating to unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates, including the Group’s life-of-mine plan (as discussed in note 9 to the consolidated financial statements) that is applied to calculate the expected future profitability.

Employee benefits
Equity settled share-based payments (“new long-term incentive” or “ELTI”)
The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

Interest in subsidiaries	ACCOUNTING POLICIES Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.
Stated share capital
ACCOUNTING POLICIES
Stated share capital
Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of ordinary shares (treasury shares)
Repurchase and reissue of share capital (treasury shares)
When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from stated share capital.

Dividends	Dividends Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vests.
Operating segments
ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (“CODM”) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one material revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants and reclamation sites that, together with its tailings storage facility, is capable of operating independently.
When assessing profitability, the CODM considers, inter alia, the revenue and cash operating costs of each segment. The net of these amounts is the segment operating profit or loss. Therefore, segment operating profit has been disclosed as the primary measure of profit or loss. The CODM also considers the additions to property, plant and equipment.

Payments made under protest
ACCOUNTING POLICIES
Payments made under protest
Recognition and measurement
The payment made under protest asset that arises from the Municipality Electricity Tariff Dispute is initially measured at a discounted amount, and any difference between the face value of payments made under protest and the discounted amount on initial recognition is recognised in profit or loss as a finance expense. Subsequent to initial recognition, the payments made under protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value and changes in the discount period are recognised in finance income.
Assessment of recoverability
The discounted amount of the payments under protest is assessed at each reporting date to determine whether there is any objective evidence that the full amount is no longer expected to be recovered. The Group considers the reasonable and supportable information related to the creditworthiness of the Municipality and events surrounding the outcome of the Main Application. Any write down is recognised in finance expense.
Contingent liabilities
A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Other investments
ACCOUNTING POLICIES
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.
These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they are measured at fair value and changes therein are recognised in other comprehensive income (“OCI”), and are never reclassified to profit or loss, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.
The Group’s listed and unlisted investments in equity securities are classified as equity instruments at fair value through OCI because the Company intends to hold these investments for the long term for strategic purposes.

Contingent liabilities and contingent assets
ACCOUNTING POLICIES
Contingent liabilities
A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.
Contingent assets
Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain an asset is recognised in the statement of financial position, because that asset is no longer considered to be contingent.

Financial instruments	CLASSIFICATION AND MEASUREMENT OF FINANCIAL ASSETS
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in business model.
A financial asset shall be measured at amortised cost if both the following conditions are met:
•the financial asset is held in a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
An investment is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as at fair value through profit or loss:
•it is held with a business model whose objective achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial risk management	FINANCIAL RISK MANAGEMENT FRAMEWORK
Overview
The Group has exposure to credit risk, liquidity risks, as well as other market risks from its use of financial instruments. This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives and policies and processes for measuring and managing risk. The Group’s management of capital is disclosed in note 20. This note must be read with the quantitative disclosures included throughout these consolidated financial statements.
The board of directors (“Board”) has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Risk Committee (“RC”) which is responsible for developing and monitoring the Group’s risk management policies. The committee reports regularly to the Board on its activities.
The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes to market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.
The RC oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The RC is assisted in its oversight role by the internal audit function. The internal audit function undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the RC.
CREDIT RISK
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade and other receivables.
The Group’s financial instruments do not represent a concentration of credit risk due to the exposure to credit risk being managed as disclosed in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES
MARKET RISK
Market risk is the risk that changes in market prices, such as commodity prices, foreign exchange rates, interest rates and equity prices will affect the consolidated profit or loss or the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising returns.
Commodity price risk
Additional disclosures are included in the following note:
NOTE 4        REVENUE
Other market risk
Additional disclosures are included in the following note:
NOTE 25    OTHER INVESTMENTS
Interest rate risk
Fluctuations in interest rates impact on the value of short-term cash investments and financing activities, giving rise to interest rate risk. In the ordinary course of business, the Group receives cash from its operations and is obliged to fund working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve maximum returns while minimising risks. Lower interest rates result in lower returns on investments and deposits and also may have the effect of making it less expensive to borrow funds. Conversely, higher interest rates result in higher interest payments on loans and overdrafts.
Additional disclosures are included in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
Foreign currency risk
The Group enters into transactions denominated in foreign currencies, such as gold sales denominated in US dollar, in the ordinary course of business The Group holds cash denominated in a foreign currency. This exposes the Group to fluctuations in foreign currency exchange rates.
Additional disclosures are included in the following notes:
NOTE 4        REVENUE
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES

27    FINANCIAL INSTRUMENTS continued
LIQUIDITY RISK
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group ensures that it has sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.
    Additional disclosures are included in the following note:
    NOTE 10.2    LEASE LIABILITIES
    NOTE 16    TRADE AND OTHER PAYABLES
    NOTE 20    CAPITAL MANAGEMENT

Credit risk	CREDIT RISK
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade and other receivables.
The Group’s financial instruments do not represent a concentration of credit risk due to the exposure to credit risk being managed as disclosed in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES

Market risk
MARKET RISK
Market risk is the risk that changes in market prices, such as commodity prices, foreign exchange rates, interest rates and equity prices will affect the consolidated profit or loss or the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising returns.
Commodity price risk
Additional disclosures are included in the following note:
NOTE 4        REVENUE
Other market risk
Additional disclosures are included in the following note:
NOTE 25    OTHER INVESTMENTS
Interest rate risk
Fluctuations in interest rates impact on the value of short-term cash investments and financing activities, giving rise to interest rate risk. In the ordinary course of business, the Group receives cash from its operations and is obliged to fund working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve maximum returns while minimising risks. Lower interest rates result in lower returns on investments and deposits and also may have the effect of making it less expensive to borrow funds. Conversely, higher interest rates result in higher interest payments on loans and overdrafts.
Additional disclosures are included in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
Foreign currency risk
The Group enters into transactions denominated in foreign currencies, such as gold sales denominated in US dollar, in the ordinary course of business The Group holds cash denominated in a foreign currency. This exposes the Group to fluctuations in foreign currency exchange rates.
Additional disclosures are included in the following notes:
NOTE 4        REVENUE
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES

Liquidity risk
LIQUIDITY RISK
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group ensures that it has sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.
    Additional disclosures are included in the following note:
    NOTE 10.2    LEASE LIABILITIES
    NOTE 16    TRADE AND OTHER PAYABLES
    NOTE 20    CAPITAL MANAGEMENT